Reconciliations of Segment Information to Consolidated Totals (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Accrued professional fees	$ 603,000	$ 740,000
Adjustment
Segment Reporting Information [Line Items]
Compensation expense	1,700,000	2,100,000	4,200,000
Accrued professional fees	$ 174,000	$ 125,000	$ 911,000